Financial risk management - Summary of Market Volatility Risk (Details) - Market risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contingent Consideration Liability
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes due to increase	$ 9,185	$ 32,137
Impact on loss before income taxes due to decrease	14,225	43,341
Class C Shares Liability | Class C-1 Ordinary Shares
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes due to increase	0	820
Impact on loss before income taxes due to decrease	410	820
Class C Shares Liability | Class C-2 American Depositary Shares
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes due to increase	0	180
Impact on loss before income taxes due to decrease	$ 90	$ 180